UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-04258

Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: April 30

Date of reporting period: October 31,2011

Item I.  Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 10/31/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	SEMI-ANNUAL REPORT
	7 Times Square 21st Floor	October 31, 2011
New York, NY 10036-6524
DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS	Value Line Convertible Fund, Inc.
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00083801

Value Line Convertible Fund, Inc.

To Our Value Line

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended October 31, 2011. We encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six-month period that ended on October 31, convertibles lost ground, following the decline in the equity markets. In addition, weakness in the high yield bond market hurt convertible performance. The fiscal and credit crisis within the European Union, the budgetary stalemate in the U.S., and the credit downgrade of U.S. government debt by Standard & Poors, all contributed to the market losses. The U.S. economy started to show improvement but this could not overcome worries over the global budgetary and credit problems.

For the six-month period, the Value Line Convertible Fund, Inc. (the “Fund”) lost 8.7%, slightly outperforming the Merrill Lynch Convertible Index(1) which declined 8.8%. The Fund underperformed the total return of the S&P 500 Index (2) which fell 7.1% but benefited from an overweight position in moderate risk convertibles which provided better downside protection than more equity sensitive convertibles. Additionally, a significant position in high coupon convertible preferred issues benefited the Fund due their higher dividend payouts.

As approved by shareholders of the Fund, the Value Line Convertible Fund merged into the Value Line Income and Growth Fund on December 16, 2011. The Income and Growth Fund will continue to hold convertibles as a portion of its portfolio and has assets of approximately $300 million. The Income and Growth Fund continues to be a leading fund in the Value Line Funds family.

We would like to thank you for your investment and the confidence you have shown in the Value Line Funds and look forward to continuing to meet your investment needs well into the future.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Jeff Geffen
Jeff Geffen, Senior Portfolio Manager

(1)
The Merrill Lynch Convertible Index represents a diversified group of convertible securities. The index is unmanaged and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2)
The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Convertible Fund, Inc.

Convertible Fund Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad U.S. stock market rising on the heels of strengthening corporate profits. The S&P 500 returned approximately 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the U.S. recovery had slowed. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poor’s who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the U.S. Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, and by early September, 10-year Treasury note yields had fallen to an all-time low of 1.90%. This downward pressure on Treasury yields came largely from an employment report showing no new jobs being added in August. While modestly better job creation was reported in September, it was not enough to move the unemployment level below 9.1%.

Value Line Convertible Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 through October 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/11	Ending account value 10/31/2011	Expenses paid during Period 5/1/11 thru 10/31/11*
Actual	$1,000.00	$912.90	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50
*
Expenses are equal to the Fund’s annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Convertible Fund, Inc.

Portfolio Highlights at October 31, 2011 (unaudited)

Ten Largest Holdings

Issue	Principal Amount or Shares	Value	Percentage of Net Assets
MasTec, Inc., Convertible Fixed, 4.00%, 6/15/14	$300,000	$454,125	2.1%
Equinix, Inc., Convertible Fixed, 4.75%, 6/15/16	$300,000	$408,375	1.9%
CACI International, Inc., 2.13%, 5/1/14	$350,000	$405,562	1.8%
Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	$350,000	$402,062	1.8%
Bunge Ltd., Convertible Fixed, 4.88%	4,000	$392,720	1.8%
Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	$350,000	$389,813	1.8%
Unisys Corp. Series A, 6.25%	5,000	$385,500	1.8%
ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	$350,000	$381,937	1.7%
Steel Dynamics, Inc., 5.13%, 6/15/14	$350,000	$372,750	1.7%
Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	$300,000	$357,000	1.6%
Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	October 31, 2011

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (73.5%)

	BASIC MATERIALS (3.5%)
$100,000	Allegheny Technologies, Inc.,
	Convertible Fixed,
	4.25%, 6/1/14	$135,750
100,000	ArcelorMittal, Senior Notes,
	5.00%, 5/15/14	110,625
100,000	Newmont Mining Corp.,
	Senior Notes Convertible,
	3.00%, 2/15/12	145,750
350,000	Steel Dynamics, Inc., 5.13%,
	6/15/14	372,750
		764,875
	COMMUNICATIONS (6.0%)
350,000	Anixter International, Inc.,
	Senior Notes, 1.00%,
	2/15/13	389,813
300,000	Equinix, Inc., Convertible
	Fixed, 4.75%, 6/15/16	408,375
100,000	Symantec Corp., Senior
	Notes Convertible, 1.00%,
	6/15/13	116,000
250,000	Time Warner Telecom, Inc.,
	Senior Debentures,
	2.38%, 4/1/26	288,125
100,000	VeriSign, Inc., Jr. Subordinated
	Debentures, 3.25%,
	8/15/37 (1)	110,125
		1,312,438
	CONSUMER, CYCLICAL (5.7%)
100,000	AMR Corp., 6.25%,
	10/15/14	55,625
150,000	Home Inns & Hotels
	Management, Inc., Senior
	Notes, 2.00%,
	12/15/15 (1)	134,063
200,000	International Game
	Technology, 3.25%, 5/1/14	239,250
200,000	MGM Resorts International,
	Guaranteed Senior Notes,
	4.25%, 4/15/15	200,000
200,000	Morgans Hotel Group Co.,
	Convertible Fixed, 2.38%,
	10/15/14	166,000

Principal Amount		Value
$300,000	Navistar International
	Corp., 3.00%, 10/15/14	$336,000
100,000	Sonic Automotive, Inc.,
	Convertible Fixed, 5.00%,
	10/1/29	131,625
		1,262,563
	CONSUMER, NON-CYCLICAL (16.2%)
250,000	Alliance Data Systems
	Corp., Fixed, 1.75%, 8/1/13	344,375
350,000	Avis Budget Group, Inc.,
	Convertible Fixed,
	3.50%, 10/1/14	402,062
100,000	Endo Pharmaceuticals
	Holdings, Inc., Convertible
	Fixed, 1.75%, 4/15/15	124,250
200,000	Gilead Sciences, Inc.,
	Senior Notes, 0.63%,
	5/1/13	236,250
100,000	Gilead Sciences, Inc.,
	Convertible Fixed, Series D,
	1.63%, 5/1/16	115,500
200,000	Greatbatch, Inc., Convertible
	Fixed, 2.25%, 6/15/13	195,750
200,000	Hologic, Inc., Senior Notes,
	2.00%, 12/15/37 (2)	188,250
300,000	Insulet Corp., 3.75%,
	6/15/16	281,250
250,000	LifePoint Hospitals, Inc.,
	Senior Subordinated
	Debentures, 3.25%, 8/15/25	255,625
250,000	Live Nation Entertainment,
	Inc., Senior Notes
	Convertible, 2.88%,
	7/15/27	229,062
200,000	Medicis Pharmaceutical
	Corp., Contingent Senior
	Notes Convertible,
	2.50%, 6/4/32	269,750
250,000	Mylan, Inc., Senior Notes,
	1.25%, 3/15/12	251,250
123,000	Salix Pharmaceuticals Ltd.,
	2.75%, 5/15/15	127,613
300,000	Smithfield Foods, Inc., Senior
	Notes, 4.00%, 6/30/13	357,000
200,000	Spartan Stores, Inc., Senior
	Notes, 3.38%, 5/15/27	179,250
		3,557,237

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2011

Principal Amount		Value
	ENERGY (10.2%)
$150,000	Alpha Natural Resources, Inc.,
	Senior Notes, 2.38%,
	4/15/15	$145,313
250,000	Bill Barrett Corp., Guaranteed
	Senior Notes, 5.00%,
	3/15/28	251,562
350,000	Chesapeake Energy Corp.,
	2.50%, 5/15/37	346,937
250,000	Goodrich Petroleum Corp.,
	5.00%, 10/1/29	235,313
300,000	Helix Energy Solutions Group,
	Inc., 3.25%, 12/15/25	293,250
250,000	Hornbeck Offshore Services,
	Inc., 1.63%, 11/15/26 (2)	241,250
300,000	Peabody Energy Corp.,
	4.75%, 12/15/41	327,000
250,000	SESI LLC, Guaranteed Senior
	Notes, 1.50%,
	12/15/26 (2)	249,688
100,000	St. Mary Land & Exploration
	Co., Senior Notes, 3.50%,
	4/1/27	156,375
		2,246,688
	FINANCIAL (6.3%)
150,000	American Equity Investment
	Life Holding Co., Senior
	Notes Convertible, 5.25%,
	12/6/24	153,187
150,000	Digital Realty Trust LP, Fx,
	5.50%, 4/15/29 (1)	231,844
300,000	Fidelity National Financial,
	Inc., Senior Notes
	Convertible, 4.25%,
	8/15/18 (1)	294,375
200,000	Jefferies Group, Inc.,
	Convertible Fixed, 3.88%,
	11/1/29	176,000
100,000	ProLogis, 3.25%, 3/15/15	104,875
200,000	SL Green Operating
	Partnership LP, Convertible
	Fixed, 3.00%, 10/15/17 (1)	210,000
200,000	Tower Group, Inc., Senior
	Notes Convertible, 5.00%,
	9/15/14	210,750
		1,381,031

Principal Amount		Value
	INDUSTRIAL (13.8%)
$250,000	AAR Corp., 1.75%, 2/1/26	$254,375
100,000	AGCO Corp., Senior
	Subordinated Notes,
	1.25%, 12/15/36	125,750
150,000	Alliant Techsystems, Inc.,
	3.00%, 8/15/24	152,813
100,000	Altra Holdings, Inc., 2.75%,
	3/1/31 (1)	85,500
250,000	Bristow Group, Inc.,
	3.00%, 6/15/38	259,687
200,000	DryShips, Inc., Convertible
	Fixed, 5.00%, 12/1/14	149,000
200,000	EnerSys, Senior Notes,
	3.38%, 6/1/38 (2)	196,500
100,000	FEI Co., Subordinated Notes
	Convertible, 2.88%, 6/1/13	145,000
300,000	MasTec, Inc., Convertible
	Fixed, 4.00%, 6/15/14	454,125
350,000	Orbital Sciences Corp.,
	Senior Subordinated
	Notes, 2.44%, 1/15/27	350,437
100,000	Suntech Power Holdings Co.
	Ltd., Senior Notes, 3.00%,
	3/15/13 (1)	48,375
300,000	Tech Data Corp., Senior
	Debentures, 2.75%,
	12/15/26	303,375
300,000	Trinity Industries, Inc.
	Subordinated Notes
	Convertible, 3.88%,
	6/1/36	286,500
100,000	Triumph Group, Inc., Senior
	Subordinated Notes
	Convertible, 2.63%,
	10/1/26	208,250
		3,019,687
	TECHNOLOGY (11.8%)
350,000	CACI International, Inc.,
	2.13%, 5/1/14	405,562
350,000	CSG Systems International,
	Inc., 3.00%, 3/1/17 (1)	320,250
200,000	DST Systems, Inc.,
	Convertible, 4.13%,
	8/15/23 (3)	242,500

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$100,000	EMC Corp., Senior Notes
	Convertible, 1.75%,
	12/1/13	$159,125
150,000	Intel Corp., Junior Subordinated
	Notes, 3.25%, 8/1/39	189,375
200,000	Lam Research Corp., 1.25%,
	5/15/18 (1)	196,750
350,000	ON Semiconductor Corp.,
	Senior Subordinated Notes,
	2.63%, 12/15/26	381,937
200,000	Rovi Corp., Senior Notes,
	2.63%, 2/15/40	252,250
150,000	SanDisk Corp., Senior Notes,
	1.50%, 8/15/17	179,063
200,000	Xilinx, Inc., Senior Notes,
	2.63%, 6/15/17	257,000
		2,583,812
	TOTAL CONVERTIBLE
	CORPORATE BONDS &
	NOTES
	(Cost $16,126,147) (73.5%)	16,128,331

CONVERTIBLE PREFERRED STOCKS (16.9%)

Shares		Value
	CONSUMER DISCRETIONARY (2.4%)
4,000	General Motors Co.,
	Convertible Fixed, Series B,
	4.75%	166,240
7,000	Goodyear Tire & Rubber Co.
	(The), 5.88%	351,540
		517,780
	CONSUMER STAPLES (1.8%)
4,000	Bunge Ltd., Convertible
	Fixed, 4.88%	392,720
	ENERGY (1.5%)
6,000	Apache Corp. 6.00%	337,800
	FINANCIALS (9.3%)
6,000	AMG Capital Trust II,
	Convertible Fixed, 5.15%	239,250
2,500	Citigroup, Inc. 7.50%	237,600
6,000	Hartford Financial Services
	Group, Inc. (The), 7.25%	125,760

Shares		Value
250	Huntington Bancshares,
	Inc. 8.50%	$267,500
1,000	KeyCorp 7.75%	105,000
5,000	MetLife, Inc. 5.00%	339,550
7,000	UBS AG, Convertible Fixed,
	6.75%	182,218
250	Wells Fargo & Co. Series L,
	7.50%	264,038
6,000	Wintrust Financial Corp.
	7.50%	286,986
		2,047,902
	HEALTH CARE (0.1%)
1,800	National Healthcare Corp.
	Series A, 0.80%	24,390
	INFORMATION TECHNOLOGY (1.8%)
5,000	Unisys Corp. Series A,
	6.25%	385,500
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $3,915,426) (16.9%)	3,706,092

COMMON STOCKS (5.2%)

	CONSUMER DISCRETIONARY (1.1%)
500	Bed Bath & Beyond, Inc. *	30,920
500	Coinstar, Inc. *	23,870
500	Fossil, Inc. *	51,830
500	Genuine Parts Co.	28,715
500	Life Time Fitness, Inc. *	21,565
500	Signet Jewelers Ltd.	21,555
400	Wynn Resorts Ltd.	53,120
		231,575
	CONSUMER STAPLES (0.1%)
500	Herbalife Ltd.	31,180
	ENERGY (0.8%)
250	Halliburton Co.	9,340
400	Rosetta Resources, Inc. *	17,736
2,000	Schlumberger Ltd.	146,940
		174,016
	FINANCIALS (0.6%)
500	Affiliated Managers
	Group, Inc. *	46,305
500	ProAssurance Corp.	38,275
750	Stifel Financial Corp. *	23,903

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2011

Shares		Value
500	T. Rowe Price Group, Inc.	$26,420
		134,903
	HEALTH CARE (0.5%)
300	Mettler-Toledo
	International, Inc. *	46,080
500	UnitedHealth Group, Inc.	23,995
500	WellPoint, Inc.	34,450
		104,525
	INDUSTRIALS (0.8%)
1,000	Ceradyne, Inc. *	33,460
500	Chicago Bridge &
	Iron Co. N.V.	18,290
500	Clean Harbors, Inc. *	29,135
500	Fluor Corp.	28,425
500	Union Pacific Corp.	49,785
1	United Continental
	Holdings, Inc. *	19
500	Woodward Inc.	16,940
		176,054
	INFORMATION TECHNOLOGY (0.3%)
500	Cognizant Technology
	Solutions Corp. Class A *	36,375
500	TIBCO Software, Inc. *	14,445
500	Wright Express Corp. *	23,440
		74,260
	MATERIALS (0.8%)
400	CF Industries Holdings, Inc.	64,908
500	Cytec Industries, Inc.	22,335
500	FMC Corp.	39,445
1,000	Rockwood Holdings, Inc. *	46,040
		172,728

Shares		Value
	UTILITIES (0.2%)
500	Oneok, Inc.	$38,025
	TOTAL COMMON STOCKS
	(Cost $1,086,274) (5.2%)	1,137,266
	TOTAL INVESTMENT
	SECURITIES (95.6%)
	(Cost $21,127,716)	20,971,689
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (4.4%)		959,962
NET ASSETS (100%)		$21,931,651
NET ASSET VALUE OFFERING
AND REDEMPTION PRICE, PER
OUTSTANDING SHARE
($21,931,651 ÷ 1,917,161
shares outstanding)		$11.44

*	Non-income producing.
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Step Bond - The rate shown is as of October 31, 2011 and will reset at a future date.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2011.

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities at October 31, 2011 (unaudited)

Assets:
Investment securities, at value
(Cost - $21,127,716)	$20,971,689
Cash	737,682
Interest and dividends receivable	133,451
Receivable for securities sold	98,938
Prepaid expenses	12,734
Receivable for capital shares sold	5,005
Total Assets	21,959,499
Liabilities:
Payable for capital shares redeemed	8,669
Accrued expenses:
Advisory fee	11,181
Service and distribution plan fees	1,789
Other	6,209
Total Liabilities	27,848
Net Assets	$21,931,651
Net assets consist of:
Capital stock, at $1.00 par value
(authorized 50,000,000,
outstanding 1,917,161 shares)	$1,917,161
Additional paid-in capital	20,400,132
Undistributed net investment income	31,780
Accumulated net realized loss
on investments	(261,395)
Net unrealized depreciation
of investments	(156,027)
Net Assets	$21,931,651
Net Asset Value, Offering and
Redemption Price per
Outstanding Share
($21,931,651 ÷ 1,917,161
shares outstanding)	$11.44

Statement of Operations for the Six Months Ended October 31, 2011 (unaudited)

Investment Income:
Interest	$293,669
Dividends (net of foreign withholding
tax of $4)	96,039
Total Income	389,708
Expenses:
Advisory fee	91,494
Service and distribution plan fees	30,498
Printing and postage	15,533
Custodian fees	14,938
Transfer agent fees	11,691
Auditing and legal fees	9,085
Registration and filing fees	8,993
Directors’ fees and expenses	2,585
Insurance	1,921
Other	2,958
Total Expenses Before Fees Waived
and Custody Credits	189,696
Less: Service and Distribution Plan
Fees Waived	(18,299)
Less: Advisory Fees Waived	(15,249)
Less: Custody Credits	(65)
Net Expenses	156,083
Net Investment Income	233,625
Net Realized and Unrealized Gain/
(Loss) on Investments:
Net Realized Gain	663,152
Change in Net Unrealized
Appreciation/(Depreciation)	(3,362,821)
Net Realized Loss and Change in Net
Unrealized Appreciation/
(Depreciation) on Investments	(2,699,669)
Net Decrease in Net Assets from
Operations	$(2,466,044)

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended October 31, 2011 (unaudited) and for the Year Ended April 30, 2011

	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
Operations:
Net investment income	$233,625	$488,060
Net realized gain on investments	663,152	2,836,575
Change in net unrealized appreciation/(depreciation)	(3,362,821)	644,040
Net increase/(decrease) in net assets from operations	(2,466,044)	3,968,675

Distributions to Shareholders:
Net investment income	(237,797)	(508,748)

Capital Share Transactions:
Proceeds from sale of shares	2,442,679	9,666,938
Proceeds from reinvestment of dividends to shareholders	211,135	455,680
Cost of shares redeemed	(5,417,675)	(12,077,224)
Net decrease in net assets from capital share transactions	(2,763,861)	(1,954,606)

Total Increase/(Decrease) in Net Assets	(5,467,702)	1,505,321

Net Assets:
Beginning of period	27,399,353	25,894,032
End of period	$21,931,651	$27,399,353
Undistributed net investment income, at end of period	$31,780	$35,952

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Convertible Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 - Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line Convertible Fund, Inc.

October 31, 2011

The following table summarizes the inputs used to value the Fund’s investments in securities as of October 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Convertible Corporate Bonds & Notes	$0	$16,128,331	$0	$16,128,331
Common Stocks	1,137,266	0	0	1,137,266
Convertible Preferred Stocks	2,997,637	708,455	0	3,706,092
Total Investments in Securities	$4,134,903	$16,836,786	$0	$20,971,689

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the six months ended October 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended October 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at October 31, 2011.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Convertible Securities: It is the Fund’s policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security’s degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the common stock will reflect the cost of the original convertible security.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) On December 15, 2011 the shareholders of the Fund approved the reorganization of the Fund into the Value Line Income and Growth Fund, effective December 16, 2011. Shareholders of the Fund received shares of the Value Line Income and Growth Fund in exchange for the shares held in the Fund on a tax free exchange.

(K) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30, 2011
Shares sold	210,845	824,356
Shares issued to shareholders in reinvestment of dividends and distributions	18,268	39,605
Shares redeemed	(477,178)	(1,040,019)
Net decrease	(248,065)	(176,058)
Dividends per share from net investment income	$0.1182	$0.2328

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Purchases:	Six Months Ended October 31, 2011 (unaudited)
Investment Securities	$12,804,902
Sales:
Investment Securities	$15,051,024

4.	Income Taxes

At October 31, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$21,127,716
Gross tax unrealized appreciation	$1,080,912
Gross tax unrealized depreciation	$(1,236,939)
Net tax unrealized appreciation on investments	$(156,027)

Value Line Convertible Fund, Inc.

October 31, 2011

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $91,494 before fee waivers was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended October 31, 2011. This was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Effective September 1, 2007 through August 31, 2011, the Adviser contractually agreed to reduce the Fund’s advisory fee by 0.125% for one year periods. The fees waived amounted to $15,249 for the six months ended October 31, 2011. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended October 31, 2011, fees amounting to $30,498, before fee waivers were accrued under the Plan. Effective March 7, 2006, the Distributor voluntarily reduced the fee by 0.15%. Effective September 1, 2007 through August 31, 2011, the Distributor contractually agreed to reduce the distribution plan fee by 0.15% for one year periods. The fee waiver amounted to $18,299 for the six months ended October 31, 2011. The Distributor has no right to recoup previously waived amounts.

For the six months ended October 31, 2011, the Fund’s expenses were reduced by $65 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At October 31, 2011, the officers and directors of the Fund as a group owned 431 shares, representing less than 1% of the outstanding shares.

Value Line Convertible Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended October 31, 2011		Years Ended April 30,
	(unaudited)		2011	2010		2009	2008	2007
Net asset value, beginning of period	$12.65		$11.06	$8.79		$12.25	$13.61	$12.78

Income from investment operations:
Net investment income	0.12		0.23	0.18		0.11	0.17	0.27
Net gains or (losses) on securities (both realized and unrealized)	(1.21)		1.59	2.25		(3.32)	(0.15)	0.87
Total from investment operations	(1.09)		1.82	2.43		(3.21)	0.02	1.14

Less distributions:

Dividends from net investment income	(0.12)		(0.23)	(0.16)		(0.11)	(0.20)	(0.31)
Distributions from net realized gains	—		—	—		(0.07)	(1.18)	—
Return of capital	—		—	—		(0.07)	—	—
Total distributions	(0.12)		(0.23)	(0.16)		(0.25)	(1.38)	(0.31)

Net asset value, end of period	$11.44		$12.65	$11.06		$8.79	$12.25	$13.61

Total return	(8.71	)%(3)	16.71%	27.73%		(26.18)%	(0.02)%	9.12%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,932		$27,399	$25,894		$22,135	$30,033	$33,661
Ratio of expenses to average net assets(1)	1.55	%(4)	1.53%	1.76	%(5)	1.91%	1.67%	1.45%
Ratio of expenses to average net assets(2)	1.28	%(4)	1.25%	1.45	%(6)	1.62%	1.37%	1.16%
Ratio of net investment income to average net assets	1.92	%(4)	1.88%	1.81%		1.05%	1.28%	2.10%
Portfolio turnover rate	55	%(3)	95%	126%		160%	139%	123%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.90%, 1.65%, and 1.43% as of April 30, 2009, 2008, and 2007, respectively, and would have been unchanged for the other periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement and net of the waivers of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor.

(3)	Not annualized.
(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Convertible Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Convertible Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1985	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

* Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Convertible Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 9.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)	Not applicable.

(b)	(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 6, 2012